EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Supplement dated October 20, 2015 to the Prospectus of The International Equity Fund, The EAFE Fund, The EAFE Choice Fund, The EAFE Pure Fund, The Emerging Markets Fund, The Global Alpha Equity Fund and The Long Term Global Growth Equity Fund, each a series of Baillie Gifford Funds, dated May 1, 2015, filed with the Securities and Exchange Commission on October 21, 2015 under Rule 497(e) (SEC Accession No. (0001104659-15-071692).